Basis of preparation - Going Concern Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Cash and cash equivalents	$ 466,544	$ 439,195	$ 115,551	$ 138,807